Segment Information - Schedule of Non-Current Assets Other than Financial Instruments and Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Geographical information
Total non-current assets	$ 145,779,524	$ 55,609,184
United States [Member]
Geographical information
Total non-current assets
Greenland [Member]
Geographical information
Total non-current assets	95,769,243	5,000,000
Austria [Member]
Geographical information
Total non-current assets	$ 50,010,281	$ 50,609,184